Quarterly Holdings Report
for

Fidelity® Overseas Fund

July 31, 2021

OVE-QTLY-0921
1.804876.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 0.2%
Lynas Rare Earths Ltd. (a)	2,956,336	$15,924,183
Austria - 0.4%
Erste Group Bank AG	1,056,600	40,998,444
Bailiwick of Jersey - 1.0%
Ferguson PLC	576,500	80,854,702
Sanne Group PLC	1,291,727	15,154,024

TOTAL BAILIWICK OF JERSEY		96,008,726

Belgium - 0.8%
KBC Groep NV	1,005,854	81,017,894
Bermuda - 1.9%
Genpact Ltd.	1,113,900	55,483,359
Hiscox Ltd. (a)	2,862,313	34,868,582
IHS Markit Ltd.	838,900	98,017,076

TOTAL BERMUDA		188,369,017

Canada - 1.2%
Constellation Software, Inc.	68,800	110,205,181
Topicus.Com, Inc.	122,288	9,213,748

TOTAL CANADA		119,418,929

Cayman Islands - 0.8%
NetEase, Inc. ADR	225,800	23,079,018
Parade Technologies Ltd.	939,000	57,716,216

TOTAL CAYMAN ISLANDS		80,795,234

China - 0.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	4,762,408	35,009,848
Denmark - 1.6%
DSV Panalpina A/S	644,600	157,064,073
Finland - 0.8%
Nordea Bank ABP (Stockholm Stock Exchange)	6,843,100	80,135,519
France - 12.5%
Air Liquide SA	568,800	98,919,206
ALTEN	482,756	76,737,687
BNP Paribas SA	1,704,100	103,914,648
Capgemini SA	650,533	140,641,373
Dassault Systemes SA	1,890,600	104,331,533
Edenred SA	1,372,279	79,732,875
Legrand SA	996,600	112,312,778
LVMH Moet Hennessy Louis Vuitton SE	287,163	229,922,041
Pernod Ricard SA	425,400	93,911,783
Safran SA	615,600	80,566,272
SR Teleperformance SA	310,066	130,795,296

TOTAL FRANCE		1,251,785,492

Germany - 6.7%
adidas AG	247,342	89,812,632
Allianz SE	476,500	118,702,107
Auto1 Group SE (b)	100,600	4,923,834
Brenntag AG	697,300	69,647,893
Deutsche Borse AG	476,000	79,475,192
Hannover Reuck SE	453,500	76,337,145
Merck KGaA	465,400	95,316,742
SAP SE	271,545	38,969,811
Siemens Healthineers AG (b)	1,224,300	80,865,505
SUSE SA (a)	512,600	16,351,049

TOTAL GERMANY		670,401,910

Hong Kong - 1.5%
AIA Group Ltd.	12,679,000	151,713,926
India - 1.2%
HDFC Bank Ltd.	3,499,900	67,417,543
Reliance Industries Ltd.	1,865,200	51,063,530
Reliance Industries Ltd.	142,253	2,698,642

TOTAL INDIA		121,179,715

Ireland - 2.3%
Flutter Entertainment PLC (a)	184,574	31,556,617
Kerry Group PLC Class A	354,348	52,543,165
Kingspan Group PLC (Ireland)	767,500	83,487,979
Linde PLC	200,600	61,662,434

TOTAL IRELAND		229,250,195

Italy - 2.4%
FinecoBank SpA (a)	3,893,200	69,805,733
GVS SpA (b)	528,100	8,081,316
Moncler SpA	989,800	68,100,715
Recordati SpA	1,469,630	90,967,930

TOTAL ITALY		236,955,694

Japan - 13.2%
Daikin Industries Ltd.	381,400	79,648,805
Elecom Co. Ltd.	1,236,200	21,691,673
FUJIFILM Holdings Corp.	977,300	70,133,796
Hoya Corp.	977,400	137,248,503
Iriso Electronics Co. Ltd.	501,900	23,835,732
Kao Corp.	861,200	51,854,010
Keyence Corp.	176,760	97,866,117
KH Neochem Co. Ltd.	89,644	2,110,665
Nitori Holdings Co. Ltd.	266,800	50,712,328
NOF Corp.	941,400	47,625,632
Olympus Corp.	2,817,600	57,984,376
Persol Holdings Co. Ltd.	2,250,200	45,022,460
Recruit Holdings Co. Ltd.	2,120,500	109,906,893
Relo Group, Inc.	1,679,400	36,847,143
S Foods, Inc.	611,900	19,019,908
SMC Corp.	135,100	79,800,191
Sony Group Corp.	1,371,500	143,275,797
Suzuki Motor Corp.	983,800	40,026,390
TIS, Inc.	1,491,100	38,533,052
Tokyo Electron Ltd.	272,700	112,468,424
Tsuruha Holdings, Inc.	454,400	53,473,442

TOTAL JAPAN		1,319,085,337

Kenya - 0.4%
Safaricom Ltd.	99,329,800	38,369,108
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	961,360	65,466,151
Netherlands - 9.1%
Akzo Nobel NV	595,400	73,525,128
ASM International NV (Netherlands)	245,600	87,082,423
ASML Holding NV (Netherlands)	382,100	292,071,396
Corbion NV	135,800	7,439,263
Euronext NV (b)	600,680	66,837,814
IMCD NV	726,724	125,863,147
Koninklijke Philips Electronics NV	1,410,498	65,037,357
Prosus NV	767,300	68,457,321
Wolters Kluwer NV	1,134,600	129,315,922

TOTAL NETHERLANDS		915,629,771

New Zealand - 0.0%
EBOS Group Ltd.	66,746	1,442,490
Norway - 0.7%
Schibsted ASA (A Shares)	1,340,945	71,094,104
Spain - 3.6%
Aena SME SA (a)(b)	337,100	53,664,550
Amadeus IT Holding SA Class A (a)	1,339,257	87,759,436
Cellnex Telecom SA (b)	1,506,129	98,158,306
Iberdrola SA	10,334,754	124,379,725

TOTAL SPAIN		363,962,017

Sweden - 7.8%
Addlife AB	3,362,672	112,188,025
AddTech AB (B Shares)	4,217,596	87,699,187
ASSA ABLOY AB (B Shares)	2,947,700	94,551,291
Atlas Copco AB (A Shares)	1,441,986	97,490,341
Hexagon AB (B Shares)	7,645,142	126,554,614
Indutrade AB	4,709,601	153,623,898
Kry International AB (c)	2,787	1,182,353
Nordnet AB	1,723,063	27,802,315
Swedish Match Co. AB	9,258,800	82,912,291

TOTAL SWEDEN		784,004,315

Switzerland - 10.2%
Julius Baer Group Ltd.	1,303,189	86,013,101
Lonza Group AG	130,672	101,744,623
Nestle SA (Reg. S)	2,012,980	254,903,010
Roche Holding AG (participation certificate)	551,398	213,011,768
Sika AG	379,092	133,541,157
Sonova Holding AG Class B	262,921	103,299,204
Temenos Group AG	263,020	41,811,426
Zurich Insurance Group Ltd.	223,970	90,299,059

TOTAL SWITZERLAND		1,024,623,348

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,888,000	81,335,785
United Kingdom - 10.4%
Beazley PLC (a)	7,574,600	41,314,595
Bridgepoint Group Ltd.	3,688,457	24,865,733
Compass Group PLC (a)	4,778,098	101,018,070
Cranswick PLC	737,361	41,509,738
Dechra Pharmaceuticals PLC	918,795	63,473,115
Diageo PLC	2,971,200	147,330,698
Diploma PLC	1,567,295	64,441,215
Dr. Martens Ltd. (a)	788,600	4,746,347
JTC PLC (b)	2,649,000	23,639,146
London Stock Exchange Group PLC	613,658	63,986,892
Mondi PLC	2,776,100	77,021,229
RELX PLC (London Stock Exchange)	3,873,700	113,827,125
Rentokil Initial PLC	12,048,400	94,923,560
Smith & Nephew PLC	3,085,400	62,963,047
St. James's Place Capital PLC	3,043,600	67,139,686
Volution Group PLC	7,215,267	47,388,070

TOTAL UNITED KINGDOM		1,039,588,266

United States of America - 6.3%
Ares Management Corp.	991,900	71,029,959
Boston Scientific Corp. (a)	1,030,400	46,986,240
CBRE Group, Inc. (a)	659,300	63,596,078
Equifax, Inc.	247,900	64,602,740
Fidelity National Information Services, Inc.	267,900	39,930,495
Global Payments, Inc.	270,724	52,360,729
Intercontinental Exchange, Inc.	544,300	65,223,469
Marsh & McLennan Companies, Inc.	604,200	88,950,324
Moody's Corp.	161,700	60,799,200
Roper Technologies, Inc.	166,800	81,955,512

TOTAL UNITED STATES OF AMERICA		635,434,746

TOTAL COMMON STOCKS
(Cost $6,272,812,820)		9,896,064,237

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (c)
(Cost $7,360,943)	16,101	7,190,315

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.06% (d)
(Cost $364,748,243)	364,675,308	364,748,243
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $6,644,922,006)		10,268,002,795
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(247,050,991)
NET ASSETS - 100%		$10,020,951,804

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,170,471 or 3.4% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,865
Fidelity Securities Lending Cash Central Fund	215,416
Total	$263,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$244,924,728	$1,605,590,699	$1,485,756,107	$(11,077)	$--	$364,748,243	0.5%
Fidelity Securities Lending Cash Central Fund 0.06%	--	176,985,514	176,985,514	--	--	--	0.0%
Total	$244,924,728	$1,782,576,213	$1,662,741,621	$(11,077)	$--	$364,748,243

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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